CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues - Note 13		$ 47,044,000	$ 13,709,000
Cost of sales:
Production costs		41,688,000	11,041,000
Depreciation and amortization		2,894,000	1,011,000
Mine site period costs - Note 4		47,115,000	2,174,000
Write-down of production inventories - Note 4		17,924,000	16,443,000
Total cost of sales		109,621,000	30,669,000
Operating expenses:
General and administrative		21,084,000	875,900
Impairment on equipment not in use - Note 5		5,331,000	63,000
Accretion - Note 11		374,000	422,000
Project and development		0	7,708,000
Pre-production depreciation and amortization		0	1,067,000
Care and maintenance		0	3,529,000
Reduction in asset retirement obligation		0	(1,880,000)
Loss from operations		(89,366,000)	(875,900)
Other income (expense):
Interest expense, net of capitalized interest - Note 10		(43,458,000)	(64,846,000)
Fair value adjustment to Seller Warrants - Note 18		(45,000)	0
Interest income		199,000	6,634
Loss before reorganization items and income taxes		(132,670,000)	(97,990,000)
Reorganization items		0	(905,000)
Income before provision for income taxes		(132,670,000)	3,510,628
Income taxes - Note 15		0	899,804
Net (loss) income		$ (132,670,000)	$ 2,610,824
Loss per share:
Basic (in dollars per share)		$ (3.81)	$ (327.95)
Diluted (in dollars per share)		$ (3.81)	$ (327.95)
Weighted average shares outstanding:
Basic (in shares)	[1]	34,833,211	301,559
Diluted (in shares)	[1]	34,833,211	301,559

[1]	Retroactively restated for the reverse recapitalization. Refer to Note 2 - Summary of Significant Accounting Policies and Note 16 - Loss Per Share for further information.